Schedule of Shares of Common Stock Underlying Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Exercises	$ 15,214,000
Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Exercises
Issuances		$ 16,937,000
Series A Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	279,412
Exercises
Balance at December 31, 2024	279,412	279,412
Series A Warrants [Member] | Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	279,412
Exercises
Balance at December 31, 2024		279,412
Issuances		$ 279,412
Series B Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	279,412
Exercises	$ (279,412)
Balance at December 31, 2024		279,412
Series B Warrants [Member] | Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	279,412
Exercises
Balance at December 31, 2024		279,412
Issuances		$ 279,412
Other Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	4,511
Exercises
Balance at December 31, 2024	4,511	4,511
Other Warrants [Member] | Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	4,511	4,511	4,511
Exercises
Balance at December 31, 2024		4,511	4,511
Issuances
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	563,335
Exercises	$ (279,412)
Balance at December 31, 2024	283,923	563,335
Warrant [Member] | Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023	563,335	4,511	4,511
Exercises		$ (258,412)
Balance at December 31, 2024		563,335	4,511
Issuances		$ 817,236
Pre Funded Warrants [Member] | Previously Reported [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31, 2023
Exercises		$ (258,412)
Balance at December 31, 2024
Issuances		$ 258,412